CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, except Share data, unless otherwise specified	Total	Common stock	Additional Paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock, at cost	Nidec Corporation total shareholders' equity	Non- controlling interests
Beginning Balance at Mar. 31, 2009	¥ 357,687	¥ 66,551	¥ 69,162	¥ 212,955	¥ (27,464)	¥ (24,056)	¥ 297,148	¥ 60,539
Beginning Balance (in shares) at Mar. 31, 2009		145,075,080
Comprehensive income:
Net income	56,151			51,961			51,961	4,190
Other comprehensive income (loss):
Foreign currency translation adjustments	(3,121)				(2,910)		(2,910)	(211)
Unrealized (losses) gains on securities, net of reclassification adjustment	2,745				2,164		2,164	581
Pension liability adjustments	(206)				(310)		(310)	104
Total comprehensive income	55,569						50,905	4,664
Purchase of treasury stock	(11)					(11)	(11)
Dividends paid to shareholders of Nidec Corporation	(7,661)			(7,661)			(7,661)
Dividends paid to noncontrolling interests	(1,197)							(1,197)
Capital transaction with consolidated subsidiaries and other	(2,856)		(72)				(72)	(2,784)
Ending Balance at Mar. 31, 2010	401,531	66,551	69,090	257,255	(28,520)	(24,067)	340,309	61,222
Ending Balance (in shares) at Mar. 31, 2010		145,075,080
Comprehensive income:
Net income	57,492			52,333			52,333	5,159
Other comprehensive income (loss):
Foreign currency translation adjustments	(16,461)				(15,928)		(15,928)	(533)
Unrealized (losses) gains on securities, net of reclassification adjustment	(907)				(681)		(681)	(226)
Unrealized (losses) gains from derivative instruments qualifying for cash flow hedges	219				219		219
Pension liability adjustments	433				489		489	(56)
Total comprehensive income	40,776						36,432	4,344
Purchase of treasury stock	(11,226)					(11,226)	(11,226)
Change in ownership of Nidec Servo in connection with share exchange transaction	463		1,186			3,002	4,188	(3,725)
Dividends paid to shareholders of Nidec Corporation	(11,143)			(11,143)			(11,143)
Dividends paid to noncontrolling interests	(1,655)							(1,655)
Capital transaction with consolidated subsidiaries and other	(8,240)		(3,316)			6	(3,310)	(4,930)
Ending Balance at Mar. 31, 2011	410,506	66,551	66,960	298,445	(44,421)	(32,285)	355,250	55,256
Ending Balance (in shares) at Mar. 31, 2011		145,075,080
Comprehensive income:
Net income	44,287			40,731			40,731	3,556
Other comprehensive income (loss):
Foreign currency translation adjustments	(2,560)				(2,749)		(2,749)	189
Unrealized (losses) gains on securities, net of reclassification adjustment	(7)				(53)		(53)	46
Unrealized (losses) gains from derivative instruments qualifying for cash flow hedges	(146)				(146)		(146)
Pension liability adjustments	93				(99)		(99)	192
Total comprehensive income	41,667						37,684	3,983
Purchase of treasury stock	(10,155)					(10,155)	(10,155)
Dividends paid to shareholders of Nidec Corporation	(12,399)			(12,399)			(12,399)
Dividends paid to noncontrolling interests	(1,444)							(1,444)
Capital transaction with consolidated subsidiaries and other	(2,564)		(198)				(198)	(2,366)
Ending Balance at Mar. 31, 2012	¥ 425,611	¥ 66,551	¥ 66,762	¥ 326,777	¥ (47,468)	¥ (42,440)	¥ 370,182	¥ 55,429
Ending Balance (in shares) at Mar. 31, 2012		145,075,080